UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22671

ALLIANCEBERNSTEIN MULTI-MANAGER

ALTERNATIVE FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: March 31, 2014

Date of reporting period: December 31, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Multi-Manager Alternative Fund

Portfolio of Investments

December 31, 2013 (unaudited)

Underlying Portfolios		Fair Value ($)	% Net Assets	Liquidity*
Long/Short Equity
Cadian Offshore Fund, Ltd.	20,000	$18,683,589	2.3%	Semi-Annual
Coatue Offshore Fund, Ltd.	213,806	29,202,689	3.6	Quarterly
Corvex Offshore Ltd.	22,000	23,774,996	2.9	Quarterly
Criterion Horizons Offshore, Ltd.	21,000	24,368,157	3.0	Monthly
Falcon Edge Global, Ltd.	25,000	28,984,274	3.5	Quarterly
JANA Nirvana Offshore Fund, Ltd.	22,000	24,590,588	3.0	Quarterly
Luminus Energy Partners Ltd.	11,648	16,462,647	2.0	Quarterly
Nokota Capital Offshore Fund, Ltd.	22,000	26,128,133	3.2	Quarterly
OrbiMed Partners, Ltd.	22,000	25,031,993	3.1	Quarterly
Pershing Square International, Ltd.	8,201	13,446,413	1.7	Quarterly
Sheffield International Partners, Ltd.	21,000	21,074,834	2.6	Biennially
Starboard Leaders Fund LP	2,500	2,667,392	0.3	Monthly
Starboard Value and Opportunity Fund Ltd	5,124	10,138,917	1.2	Quarterly
The Egerton European Dollar Fund Limited	1,043,913	15,203,230	1.9	Monthly
Tybourne Equity Offshore Fund, Ltd.	23,000	25,653,198	3.1	Quarterly
Wellington Management Investors (Bermuda), Ltd.	99,562	22,072,043	2.7	Semi-Annual
White Elm Capital Offshore, Ltd.	19,592	23,147,541	2.8	Semi-Annual

Total		350,630,634	42.9

Event Driven
Canyon Balanced Fund (Cayman), Ltd.	21,861	30,387,798	3.7	Quarterly
CQS Directional Opportunities Feeder Fund, Ltd.	5,951	24,676,008	3.0	Monthly
Empyrean Capital Overseas Fund, Ltd.	9,027	10,509,485	1.3	Quarterly
Fir Tree International Value Fund, Ltd.	2,236	30,328,971	3.7	Biennially
King Street Capital, Ltd.	166,897	26,450,987	3.2	Quarterly
Luxor Capital Partners Offshore, Ltd.	21,944	24,408,706	3.0	Biennially
Manikay Offshore Fund, Ltd.	21,000	22,552,840	2.8	Quarterly
Pentwater Event Fund Ltd.	22,000	22,595,742	2.8	Monthly
Senator Global Opportunity Offshore Fund, Ltd.	13,315	24,241,194	3.0	Quarterly
Third Point Offshore Fund, Ltd.	188,489	24,120,956	2.9	Quarterly

Total		240,272,687	29.4

Credit/Distressed
Claren Road Credit Fund, Ltd.	20,599	23,717,199	2.9	Monthly
Halcyon Offshore Asset-Backed Value Fund, Ltd.	8,556	12,929,000	1.6	Quarterly
Oaktree Value Opportunities (Cayman) Fund, Ltd.	15,384	16,997,149	2.1	Partially Liquidity Every 1.5 Years
Panning Overseas Fund, Ltd.	25,000	26,451,080	3.2	Quarterly
Saba Capital Offshore Fund, Ltd.	18,000	16,049,609	2.0	Quarterly
Silver Point Capital Offshore Fund, Ltd.	2,272	27,477,774	3.3	Annual
Stone Lion Fund, Ltd.	17,583	20,026,975	2.4	Quarterly
Wingspan Overseas Fund, Ltd.	3,000	3,030,840	0.4	Quarterly

Total		146,679,626	17.9

Emerging Markets
Discovery Global Opportunity Fund, Ltd.	234,576	27,252,661	3.3	Semi-Annual
Spinnaker Global Emerging Markets Holdings, Ltd.	180,000	18,894,442	2.3	Annual

Total		46,147,103	5.6

Global Macro
Brevan Howard Multi-Strategy Fund Limited	175,091	19,969,142	2.5	Monthly
MKP Opportunity Offshore, Ltd.	164,869	22,269,177	2.7	Monthly

Total		42,238,319	5.2

Common Stocks
Herbalife, Ltd.	7,531	592,690	0.1

	Fair Value ($)	% Net Assets
Total Investments (cost $751,481,149) (a)	$826,561,059	101.1%
Other assets less liabilities	(8,608,637)	(1.1)

Net Assets	$817,952,422	100.0%

(a)	As of December 31, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $78,377,570 and gross unrealized depreciation of investments was $(3,297,660), resulting in net unrealized appreciation of $75,079,910.

*	The investment strategies and liquidity of the Underlying Portfolios in which the Fund invests are as follows:

Long/Short Equity Funds seek to buy securities with the expectation that they will increase in value (called “going long”) and sell securities short in the expectation that they will decrease in value (“going short”). Underlying Portfolios within this strategy are generally subject to 30 – 180 day redemption notice periods. The Underlying Portfolios have Monthly to biennially liquidity. The majority of the managers have initial lockups of less than a year and a half. Certain Underlying Portfolios may have lock up periods of up to five years as of December 31, 2013.

Credit/Distressed Funds invest in a variety of fixed income and other securities, including bonds (corporate and government), bank debt, asset-backed financial instruments, mortgage-backed securities and mezzanine and distressed securities, as well as securities of distressed companies and high yield securities. Underlying Portfolios within this strategy are generally subject to 45 – 90 day redemption notice periods. The Underlying Portfolios have monthly to one and a half years’ liquidity. Certain Underlying Portfolios may have lock up periods of up to three years as of December 31, 2013.

Event Driven Funds seek to take advantage of information inefficiencies resulting from a particular corporate event, such as a takeover, liquidation, bankruptcy, tender offer, buyback, spin-off, exchange offer, merger or other type of corporate reorganization. Underlying Portfolios within this strategy are generally subject to 60 – 180 day redemption notice periods. The Underlying Portfolios have monthly to biennially liquidity. Certain Underlying Portfolios may have lock up periods of up to two years as of December 31, 2013.

Emerging Markets Funds may invest in a range of emerging markets asset classes including debt, equity and currencies, and may use a broad array of hedging techniques involving both emerging markets and non-emerging markets securities with the intention of reducing volatility and enhancing returns. Underlying Portfolios within this strategy are generally subject to 60 –120 day redemption notice periods. The Underlying Portfolios have semi-annual to annual liquidity. Certain Underlying Portfolios may have lock up periods of up to three years as of December 31, 2013.

Global Macro Funds aim to identify and exploit imbalances in global economics and asset classes, typically utilizing macroeconomic and technical market factors rather than “bottom-up” individual security analysis. Underlying Portfolios within this strategy are generally subject to 60 – 90 day redemption notice periods. The Underlying Portfolios have monthly liquidity. Certain Underlying Portfolios may have lock up periods of up to two years as of December 31, 2013.

AllianceBernstein Multi-Manager Alternative Fund

December 31, 2013 (unaudited)

U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each Fund investment in an Underlying Portfolio is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•

Level 2—other significant observable inputs (including the Fund’s ability to redeem from an Underlying Portfolio within the near term of the reporting date at fair value); for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3—significant unobservable inputs (including those investments in Underlying Portfolios which have restrictions on redemptions due to lock-up periods or redemption restrictions such that the Fund cannot redeem within the near term of the reporting date).

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Underlying Portfolios:
Long/Short Equity	$	– 0	–	$89,193,968		$261,436,666		$350,630,634
Event Driven		– 0	–	71,349,804		168,922,883		240,272,687
Credit/Distressed		– 0	–	39,677,039		107,002,587		146,679,626
Emerging Markets		– 0	–	– 0	–	46,147,103		46,147,103
Global Macro		– 0	–	42,238,319		– 0	–	42,238,319
Common Stocks		592,690		– 0	–	– 0	–	592,690

Total Investments in Securities		$592,690		$242,459,130		$583,509,239		$826,561,059

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long/Short Equity		Event Driven		Credit/Distressed
Balance as of 3/31/13	$88,043,362		$65,890,112		$40,795,432
Accrued discounts/(premiums)	– 0	–	– 0	–	– 0	–
Realized gain (loss)	– 0	–	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	18,893,304		13,032,771		3,707,155
Purchases	154,500,000		90,000,000		62,500,000
Sales	– 0	–	– 0	–	– 0	–
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–

Balance as of 12/31/13	$261,436,666		$168,922,883		$107,002,587

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/13	$18,893,304		$13,032,771		$3,707,155

	Emerging Markets		Total
Balance as of 3/31/13	$26,058,029		$220,786,935
Accrued discounts/(premiums)	– 0	–	– 0	–
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	3,089,074		38,722,304
Purchases	17,000,000		324,000,000
Sales	– 0	–	– 0	–
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 12/31/13	$46,147,103		$583,509,239

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/13	$3,089,074		$38,722,304

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Multi-Manager Alternative Fund, Inc.

By:	/s/ Christopher J. Bricker
Christopher J. Bricker
President

Date:	February 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher J. Bricker
Christopher J. Bricker
President

Date:	February 24, 2014

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	February 24, 2014